Subsequent Event (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Sep. 09, 2021	Jan. 31, 2022
Subsequent Event [Line Items]
Proceeds from sale of lease pool equipment	$ 4.5
Proceeds from sale of lease pool equipment, paid	$ 2.5
Forecast
Subsequent Event [Line Items]
Proceeds from sale of lease pool equipment, paid		$ 2.0